Segment Reporting (Details Textual) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
China [Member]
Segment Reporting (Textual)
Long-lived assets	$ 60,988,212	$ 56,808,223
United States [Member]
Segment Reporting (Textual)
Long-lived assets	$ 4,572,002	$ 3,136,106